Non-cash items (Details) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2024	May 31, 2023
Non-cash Items
Depreciation	$ 1,493	$ 942
Change in fair value of derivative financial instruments (Note 9)	677	(1,670)
Share-based compensation expense (Note 12)	1,705	2,113
Accretion of provision for reclamation	81	105
Deferred income tax expense (Note 10)	3,027	3,552
Accretion of lease liabilities	3	8
Deferred revenue (Note 8)	410	(1,485)
Accretion of deferred revenue (Note 8)	360	364
Foreign exchange losses	216	41
VAT written-off (Note 4)		233
Other expenses		15
Total non-cash items	$ 7,972	$ 4,218